Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Prospectus Date	rr_ProspectusDate	Jul. 30, 2012
WisdomTree Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WisdomTree Global Natural Resources Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global Natural Resources Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average net assets.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 99% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that retail investors may pay to buy and sell shares of the Fund. It also does not include the transaction fees on purchases and redemptions of Creation Units because these fees will not be imposed on retail investors. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the WisdomTree Global Natural Resources Index. The Fund attempts to invest all, or substantially all, of its assets in the common stocks that make up the Index. The Fund generally uses a Representative Sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The WisdomTree Global Natural Resources Index is a fundamentally weighted index that is comprised of global dividend-paying companies in natural resource industries. Constituents are selected from the WisdomTree Global Dividend Index. The 100 largest companies operating in global natural resources industries within the WisdomTree Global Dividend Index are selected for inclusion. Specific sub-industries include: Integrated Oil & Gas, Oil & Gas Exploration and Production, Diversified Metals & Mining, Coal and Consumable Fuels, Fertilizers & Agricultural Chemicals, Iron Ore Miners, Precious Metals & Minerals, Agricultural Products, Oil & Gas Drilling and Oil & Gas Equipment and Services. A maximum of 20 companies from each sub-industry, ranked by market capitalization as of the annual Index rebalance, are selected for inclusion. Companies are weighted within the Index by trailing 12-month dividend yield at the time of the Index rebalance. The maximum weight of any one sector and any one country in the Index, at the time of the Index’s annual rebalance, is capped at 25%. In response to market conditions, sector and country weights may fluctuate above 25% between annual Index rebalance dates.

WisdomTree Investments, Inc., as index provider, currently uses Standard & Poor’s Global Industry Classification Standards (“S&P GICS”) to define companies in each sector. The following sectors are included in the Index: consumer staples, energy, and materials. A sector is comprised of multiple industries. For example, the energy sector is comprised of companies in, among others, the natural gas, oil and petroleum industries.

Under normal circumstances, at least 95% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. WisdomTree Asset Management, Inc. expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

		To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To the extent the Fund’s Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent as its Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money on your investment in the Fund. The Fund is subject to the risks described below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or its ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus titled “Additional Investment Objective, Strategy and Risk Information.”
  Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time.
  Market Risk. The trading prices of equity securities, fixed income securities, currencies, commodities and other instruments fluctuate in response to a variety of factors. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.
  Shares of the Fund May Trade at Prices Other Than NAV. As with all exchange-traded funds (“ETFs”), Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility or periods of steep market declines.
  Basic Materials Investing. The Fund may invest in companies in the basic materials sector. This sector includes, for example, metals and mining, chemicals and forest product companies. This sector can be significantly affected by, among other things, commodity price volatility, demand for basic materials, world economic growth, depletion of natural resources, technological progress, and government regulations.
  Capital Controls Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events and other conditions may, without prior warning, lead to foreign government intervention and the imposition of “capital controls.” Capital controls include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, adversely affect the trading market and price for shares of the Fund, and cause the Fund to decline in value.
  Cash Redemption Risk. The Fund’s investment strategy will require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
  Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
  Emerging Markets Risk. The Fund may invest in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.
  Energy Investing. The Fund may invest in companies in the energy sector. The energy sector can be significantly affected by, among other things: economic growth, worldwide demand, political instability in the Middle East, and volatile oil prices.
  Fiscal Policy Risk. Any repeal of or failure to extend the current U.S. federal tax treatment of qualified dividend income could make certain dividend-paying securities less appealing to investors and could have a negative impact on the performance of the Fund.
  Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
  Geographic Concentration Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. The Fund currently invests a significant portion of its assets in securities of companies in the United States.
  Global Natural Resources Investing. The Fund invests primarily in equity securities of companies in the natural resources sector. These risks include, but are not limited to, commodity price volatility, world economic growth, depletion of natural resources, technological progress, and government regulations. As the demand for, or prices of, natural resources increase, the value of the Fund’s equity investments generally would be expected to also increase. Conversely, declines in the demand for, or prices of, natural resources generally would be expected to contribute to declines in the value of such equity securities. Such declines may occur quickly and without warning and may negatively impact the value of the Fund and your investment.
  Large-Capitalization Investing. The Fund may invest a relatively large percentage of its assets in the securities of large-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.
  Mid-Capitalization Investing. The Fund may invest in the securities of mid-capitalization companies. As a result, the Fund’s performance may be adversely affected if securities of mid-capitalization companies underperform securities of other capitalization ranges or the market as a whole. Securities of smaller companies are often more vulnerable to market volatility than securities of larger companies.
  Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund's year-to-date total return as of June 29, 2012 was (4.05)%.

Best and Worst Quarter Returns (for the periods reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	20.23%	3Q/2010
Lowest Return	(29.92)%	3Q/2008

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. This table also shows how the Fund’s performance compares to the WisdomTree International Energy Sector Index and that of a relevant broad-based securities index. Index returns do not reflect deductions for fees, expenses or taxes. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

		The Fund’s name and objective changed effective June 17, 2011. Fund performance prior to June 17, 2011 reflects the investment objective and style of the Fund when it was the WisdomTree International Energy Sector Fund, and tracked the performance of the WisdomTree International Energy Sector Index.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Historical Fund performance, which varies over time, can provide an indication of the risks of investing in the Fund. The bar chart that follows shows the annual total returns of the Fund for each full calendar year since the Fund commenced operations.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ending December 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns do not reflect deductions for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
WisdomTree Global Natural Resources Fund | WisdomTree Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
2007	rr_AnnualReturn2007	25.48%
2008	rr_AnnualReturn2008	(39.28%)
2009	rr_AnnualReturn2009	36.99%
2010	rr_AnnualReturn2010	7.91%
2011	rr_AnnualReturn2011	(9.14%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 29, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(4.05%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.92%)
1 Year	rr_AverageAnnualReturnYear01	(9.14%)	[1],[2]
5 Years	rr_AverageAnnualReturnYear05	0.46%	[1],[2]
Since Inception	rr_AverageAnnualReturnSinceInception	2.21%	[1],[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2006	[1],[2]
WisdomTree Global Natural Resources Fund | Return After Taxes on Distributions | WisdomTree Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.15%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.84%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.93%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2006	[1]
WisdomTree Global Natural Resources Fund | Return After Taxes on Distributions and Sale of Fund Shares | WisdomTree Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.90%)	[1]
5 Years	rr_AverageAnnualReturnYear05	(0.38%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2006	[1]
WisdomTree Global Natural Resources Fund | S&P Developed ex-U.S. BMI Energy Sector/S&P Global Natural Resources Spliced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.95%)	[1],[3]
5 Years	rr_AverageAnnualReturnYear05		[1],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(2.55%)	[1],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2006	[1],[3]
WisdomTree Global Natural Resources Fund | WisdomTree International Energy Sector/Global Natural Resources Spliced Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.87%)	[1],[4]
5 Years	rr_AverageAnnualReturnYear05	0.76%	[1],[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%	[1],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 13, 2006	[1],[4]

[1]	The Fund's objective changed effective June 17, 2011. Prior to that date, the Fund sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index. After June 17, 2011, the Fund's objective seeks to track the price and yield performance of the WisdomTree Global Natural Resources Index.
[2]	Based on NAV
[3]	The inception date of the S&P Developed ex-U.S. BMI Energy Sector Index is April 1, 2008. Accordingly, "Since Inception" data for this index is as of April 1, 2008 rather than the inception date of the Fund. Reflects performance of the S&P Developed ex-U.S. BMI Energy Sector Index through June 17, 2011 and the S&P Global Natural Resources Index thereafter.
[4]	Reflects performance of the WisdomTree International Energy Sector Index through June 17, 2011 and the WisdomTree Global Natural Resources Index thereafter.